CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement
Share of net income (loss) related to joint venture	$ 59,159	$ (126,264)
Service fee earned as operators of joint venture	4,917	4,963
General and administrative expenses	(14,757)	(11,828)
Income (loss) from operations and joint venture	49,319	(133,129)
Finance income	8,325	871
Finance expense	(45)	(35,650)
Foreign exchange loss	(223)	(20)
Net income (loss) after tax and comprehensive income (loss) for the year	$ 57,376	$ (167,928)
Net income (loss) per share:
Basic (in dollars per share)	$ 0.26	$ (0.74)
Diluted (in dollars per share)	$ 0.26	$ (0.74)
Weighted average number of shares outstanding:
Basic (in shares)	223,655,880	225,867,169
Diluted (in shares)	224,919,474	225,867,169